Summary of Significant Accounting Policies - Schedule of Calculation for Both Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended								9 Months Ended				12 Months Ended
	Sep. 30, 2025		Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies - Schedule of Calculation for Both Basic and Diluted Net Income (Loss) Per Share (Details) [Line Items]
Net Income (Loss) (in Dollars)	$ 2,540,636		$ (1,705,217)	$ (1,067,673)	$ (1,010,058)		$ (956,963)	$ (1,034,161)	$ (232,254)		$ (3,001,182)		$ (3,288,519)	$ (4,672,348)
Weighted-average Shares Outstanding – Basic	10,829,664				5,688,797				9,786,460		5,664,529		5,697,212	5,594,621
Income (Loss) per share – Basic (in Dollars per share)	$ 0.23				$ (0.18)				$ (0.02)		$ (0.53)		$ (0.58)	$ (0.84)
Increase to Net Income attributable to dilutive instruments (in Dollars)
Net Income available to Common Shareholders – Diluted (in Dollars)	$ 2,540,636				$ (1,010,058)				$ (232,254)		$ (3,001,185)
Effect of anti-dilutive									24,708,446		1,983,533		2,063,678	1,697,797
Weighted-average Shares Outstanding – Diluted	26,087,846	[1]			5,688,797	[1]			9,786,460	[1]	5,664,529	[1]	5,697,212	5,594,621
Income (Loss) per share – Diluted (in Dollars per share)	$ 0.1				$ (0.18)				$ (0.02)		$ (0.53)		$ (0.58)	$ (0.84)
Effect of Unvested Restricted Stock [Member]
Summary of Significant Accounting Policies - Schedule of Calculation for Both Basic and Diluted Net Income (Loss) Per Share (Details) [Line Items]
Effect of anti-dilutive	17,446
Effect of Shares Payable [Member]
Summary of Significant Accounting Policies - Schedule of Calculation for Both Basic and Diluted Net Income (Loss) Per Share (Details) [Line Items]
Effect of anti-dilutive	241,659
Effect of Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies - Schedule of Calculation for Both Basic and Diluted Net Income (Loss) Per Share (Details) [Line Items]
Effect of anti-dilutive	10,731,100
Effect of Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Calculation for Both Basic and Diluted Net Income (Loss) Per Share (Details) [Line Items]
Effect of anti-dilutive	3,657,119
Effect of Stock Options [Member]
Summary of Significant Accounting Policies - Schedule of Calculation for Both Basic and Diluted Net Income (Loss) Per Share (Details) [Line Items]
Effect of anti-dilutive	610,858

[1]	Only noted for the periods in which the result is not anti-dilutive.